Accounting policies - FV of financial assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets	$ 1,361,558	$ 1,285,120
Financial liabilities	1,259,588	1,191,900
Fair value
Financial instruments
Financial assets	540,023	548,133
Financial liabilities	369,304	371,469
Fair value | Level 1
Financial instruments
Financial assets	235,241	312,783
Financial liabilities	689	620
Fair value | Level 2 and 3
Financial instruments
Financial assets	304,782	235,350
Financial liabilities	368,615	370,849
Financial liabilities held for trading category | Fair value
Financial instruments
Financial liabilities		239,725
Financial liabilities held for trading category | Fair value | Level 1
Financial instruments
Financial liabilities		620
Financial liabilities held for trading category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		239,105
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	255,481
Financial liabilities at fair value through profit or loss | Fair value | Level 1
Financial instruments
Financial liabilities	689
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	254,792
Other financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	105,430	120,653
Other financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	105,430	120,653
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	8,393	11,091
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	8,393	11,091
Financial assets held for trading category | Fair value
Financial instruments
Financial assets		315,570
Financial assets held for trading category | Fair value | Level 1
Financial instruments
Financial assets		147,784
Financial assets held for trading category | Fair value | Level 2 and 3
Financial instruments
Financial assets		167,786
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	267,524
Financial assets at fair value through profit or loss category | Fair value | Level 1
Financial instruments
Financial assets	109,858
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	157,666
Other financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	107,425	51,705
Other financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	107,425	51,705
Financial assets available for sale category | Fair value
Financial instruments
Financial assets		165,742
Financial assets available for sale category | Fair value | Level 1
Financial instruments
Financial assets		164,999
Financial assets available for sale category | Fair value | Level 2 and 3
Financial instruments
Financial assets		743
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	155,789
Financial assets at fair value through other comprehensive income category | Fair value | Level 1
Financial instruments
Financial assets	125,383
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	30,406
Hedging derivatives category | Fair value
Financial instruments
Financial assets	9,285	15,116
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 9,285	$ 15,116